Royce Focus Trust, Inc.

745 Fifth Avenue
New York, NY 10151
(212) 508-4500
(800) 221-4268

January 6, 2015

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Valerie Lithotomos, Division of Investment Management

Re:	Royce Focus Trust, Inc.
File Nos. 333-123047 and 811-05379

Dear Ms. Thomas:

This letter is in response to telephonic comments received from you regarding the preliminary Notice of Meeting, Proxy Statement, and form of proxy card (collectively, the “Preliminary Proxy Materials”) that were filed with the U.S. Securities and Exchange Commission (the “Commission”) on December 19, 2014 pursuant to Section 14(a) of the Securities Exchange Act of 1934 and Rule 14a-6 thereunder. The Preliminary Proxy Materials were filed in connection with the Special Meeting of Stockholders of Royce Focus Trust, Inc. (the “Fund”) to be held on February 26, 2015.

Set forth below are the Commission staff’s comments in italics along with the Fund’s responses to those comments. Today, the Fund is filing the definitive Notice of Meeting, Proxy Statement, and form of proxy card (collectively, the “Definitive Proxy Materials”). The Definitive Proxy Materials incorporate the Fund’s responses to the Commission staff’s comments, provide required “record date” information, and include required information relating to the Fund’s proxy solicitor. Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Definitive Proxy Materials.

1.	Comment: Please include the relevant Tandy representations in your response letter and submit such letter as stand-alone Edgar correspondence.

Response: The Fund acknowledges that: (i) it is responsible for the adequacy and accuracy of the disclosure in the Definitive Proxy Materials; (ii) Commission staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the Definitive Proxy Materials; and (iii) the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

2.	Comment: Please confirm supplementally that there is no compensation payable by Sprott Asset to Sprott USA under the New Investment Subadvisory Agreement.

Response: The Fund hereby confirms that there is no compensation payable by either the Fund or by Sprott Asset to Sprott USA under the New Investment Subadvisory Agreement.

3.
Comment: The disclosure relating to how outstanding borrowings for investment purposes and/or outstanding preferred stock affect the amount of the investment advisory fee payable to an adviser under the relevant investment advisory agreement is unclear. Please clarify that the Fund does not have any outstanding borrowings for investment purposes or any outstanding preferred stock as of the date hereof. Also, please explain how any outstanding borrowings for investment purposes and the liquidation preference of, and any potential redemption premium for, any outstanding preferred stock would be treated for purposes of computing the amount of the investment advisory fee payable to an adviser under the relevant investment advisory agreement.

Response: The following disclosure has been deleted from the Definitive Proxy Materials:

(Because the investment advisory fee is a function of the Fund’s net assets and not of its total assets, neither adviser receives any fee in respect of those assets of the Fund equal to the aggregate unpaid amount of any of its indebtedness. The relevant adviser, however, receives a fee in respect of any assets of the Fund equal to the liquidation preferences of, and any potential redemption premiums for, any outstanding preferred stock.)

The above disclosure has been replaced with the following:

“The Fund does not have any outstanding borrowings for investment purposes or any outstanding preferred stock as of the date of this Proxy Statement. Under each of the Advisory Agreements, the amount of the investment advisory fee payable to an adviser is a function of the Fund’s net assets and not of its total assets. As a result, for purposes of computing the amount of the investment advisory fee payable to an adviser, neither adviser would receive any fee in respect of those assets of the Fund equal to the aggregate unpaid amount of any of its indebtedness but each adviser would, however, receive a fee in respect of any assets of the Fund equal to the liquidation preferences of, and any potential redemption premiums for, any outstanding preferred stock.”

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We believe that the revisions set forth in the Definitive Proxy Materials are responsive to the Commission staff’s comments.  Please contact me at (212) 508-4578 if you have any related questions or comments.

Very truly yours,

/s/John E. Denneen

John E. Denneen
Secretary and Chief Legal Officer,
Royce Focus Trust, Inc.

Encs.